Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	22,540	$ 3,384,606
Hexcel Corp.	43,876	2,609,306
Mercury Systems, Inc. (A)	16,761	1,080,247
Moog, Inc., Class A	18,078	1,587,248
Woodward, Inc.	17,027	2,126,843

		10,788,250

Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (A)	53,048	3,784,444

Auto Components - 0.7%
Adient PLC (A)	36,768	1,499,031
LCI Industries	11,238	1,166,617
Patrick Industries, Inc.	41,573	2,506,852

		5,172,500

Banks - 1.2%
Bancorp, Inc. (A)	30,000	849,900
First Bancorp	27,117	1,132,677
Metropolitan Bank Holding Corp. (A)	9,166	932,824
Signature Bank	10,573	3,103,070
Western Alliance Bancorp	34,813	2,883,212

		8,901,683

Beverages - 0.7%
Boston Beer Co., Inc., Class A (A)	4,630	1,798,616
Coca-Cola Consolidated, Inc.	6,395	3,177,356

		4,975,972

Biotechnology - 8.6%
ACADIA Pharmaceuticals, Inc. (A)	65,519	1,586,870
Agios Pharmaceuticals, Inc. (A)	34,062	991,545
Alector, Inc. (A)	27,029	385,163
Alkermes PLC (A)	87,184	2,293,811
Allogene Therapeutics, Inc. (A)	23,697	215,880
Amicus Therapeutics, Inc. (A)	87,298	826,712
Apellis Pharmaceuticals, Inc. (A)	35,953	1,826,772
Biohaven Pharmaceutical Holding Co. Ltd. (A)	33,035	3,916,960
Blueprint Medicines Corp. (A)	31,982	2,043,010
C4 Therapeutics, Inc. (A)	9,785	237,384
CareDx, Inc. (A)	28,785	1,064,757
Cerevel Therapeutics Holdings, Inc. (A) (B)	19,431	680,279
ChemoCentryx, Inc. (A) (B)	21,806	546,676
CRISPR Therapeutics AG (A) (B)	19,297	1,211,273
Denali Therapeutics, Inc. (A)	45,796	1,473,257
Emergent BioSolutions, Inc. (A)	15,943	654,620
Exact Sciences Corp. (A) (B)	21,400	1,496,288
Exelixis, Inc. (A)	68,366	1,549,857
Fate Therapeutics, Inc. (A)	32,986	1,278,867
Generation Bio Co. (A)	40,540	297,564
Global Blood Therapeutics, Inc. (A) (B)	37,167	1,287,465
Halozyme Therapeutics, Inc. (A)	100,366	4,002,596
Horizon Therapeutics PLC (A)	38,675	4,068,997
IGM Biosciences, Inc. (A) (B)	13,760	367,805
Insmed, Inc. (A) (B)	89,799	2,110,276
Intellia Therapeutics, Inc. (A)	32,807	2,384,085
Invitae Corp. (A) (B)	7,500	59,775
Ionis Pharmaceuticals, Inc. (A)	57,063	2,113,614
Iovance Biotherapeutics, Inc. (A)	55,012	915,950
Karuna Therapeutics, Inc. (A)	8,711	1,104,468

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kymera Therapeutics, Inc. (A)	12,700	$ 537,464
Madrigal Pharmaceuticals, Inc. (A)	2,366	232,152
Mirati Therapeutics, Inc. (A)	14,160	1,164,235
Monte Rosa Therapeutics, Inc. (A) (B)	5,200	72,904
Morphic Holding, Inc. (A)	9,123	366,288
Neurocrine Biosciences, Inc. (A)	16,446	1,541,813
Nurix Therapeutics, Inc. (A)	12,618	176,778
Prothena Corp. PLC (A)	28,373	1,037,601
PTC Therapeutics, Inc. (A)	40,972	1,528,665
Replimune Group, Inc. (A)	26,059	442,482
Rocket Pharmaceuticals, Inc. (A)	24,274	384,986
Sage Therapeutics, Inc. (A)	21,974	727,339
Sarepta Therapeutics, Inc. (A)	33,816	2,641,706
Scholar Rock Holding Corp. (A)	24,891	320,845
Seagen, Inc. (A)	10,691	1,540,039
TG Therapeutics, Inc. (A)	28,191	268,096
Turning Point Therapeutics, Inc. (A)	26,151	702,154
Twist Bioscience Corp. (A) (B)	18,814	929,035
Ultragenyx Pharmaceutical, Inc. (A)	50,652	3,678,348
Xencor, Inc. (A)	40,326	1,075,898
Zentalis Pharmaceuticals, Inc. (A) (B)	13,435	619,891

		62,981,295

Building Products - 1.9%
AAON, Inc.	21,760	1,212,685
Builders FirstSource, Inc. (A)	62,257	4,018,067
CSW Industrials, Inc.	12,681	1,491,159
Gibraltar Industries, Inc. (A)	28,572	1,227,167
Trex Co., Inc. (A)	37,865	2,473,720
UFP Industries, Inc.	49,485	3,818,263

		14,241,061

Capital Markets - 1.5%
Cboe Global Markets, Inc.	6,249	715,010
FactSet Research Systems, Inc.	5,101	2,214,599
LPL Financial Holdings, Inc.	26,954	4,923,957
MarketAxess Holdings, Inc.	8,730	2,969,946

		10,823,512

Chemicals - 1.9%
Balchem Corp.	13,805	1,887,143
Chase Corp.	13,293	1,155,295
Element Solutions, Inc.	116,837	2,558,730
HB Fuller Co.	25,390	1,677,517
Ingevity Corp. (A)	28,810	1,845,857
Livent Corp. (A)	74,190	1,934,133
Quaker Chemical Corp.	7,223	1,248,207
Scotts Miracle-Gro Co. (B)	12,860	1,581,266

		13,888,148

Commercial Services & Supplies - 1.9%
Casella Waste Systems, Inc., Class A (A)	85,712	7,512,657
Clean Harbors, Inc. (A)	18,873	2,106,982
IAA, Inc. (A)	59,638	2,281,153
MSA Safety, Inc.	14,120	1,873,724
UniFirst Corp.	1,559	287,293

		14,061,809

Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A)	26,944	2,629,735
Ubiquiti, Inc. (B)	4,376	1,274,116

		3,903,851

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	37,415	$ 3,330,309
EMCOR Group, Inc.	37,147	4,183,867

		7,514,176

Construction Materials - 0.4%
Eagle Materials, Inc.	20,788	2,668,348

Consumer Finance - 0.2%
SLM Corp.	95,884	1,760,430

Containers & Packaging - 0.3%
Berry Global Group, Inc. (A)	32,053	1,857,792
Ranpak Holdings Corp. (A)	23,200	473,976

		2,331,768

Distributors - 0.5%
Pool Corp.	8,494	3,591,688

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (A)	10,892	1,445,260
Terminix Global Holdings, Inc. (A)	64,654	2,950,162

		4,395,422

Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	31,263	2,074,300
Iridium Communications, Inc. (A)	62,153	2,506,009

		4,580,309

Electrical Equipment - 0.5%
Atkore, Inc. (A)	37,824	3,723,395

Electronic Equipment, Instruments & Components - 3.0%
Advanced Energy Industries, Inc.	31,228	2,688,106
Cognex Corp.	32,307	2,492,485
ePlus, Inc. (A)	15,748	882,833
Fabrinet (A)	28,669	3,013,972
Littelfuse, Inc.	13,323	3,322,890
Novanta, Inc. (A)	31,222	4,442,578
Teledyne Technologies, Inc. (A)	6,684	3,159,059
Zebra Technologies Corp., Class A (A)	5,454	2,256,320

		22,258,243

Energy Equipment & Services - 0.7%
Cactus, Inc., Class A	52,804	2,996,099
ChampionX Corp. (A)	71,724	1,755,803
ProPetro Holding Corp. (A)	44,917	625,694

		5,377,596

Equity Real Estate Investment Trusts - 2.0%
Equity Lifestyle Properties, Inc.	34,494	2,638,101
First Industrial Realty Trust, Inc.	56,197	3,479,156
Innovative Industrial Properties, Inc. (B)	10,768	2,211,747
Ryman Hospitality Properties, Inc. (A)	22,130	2,053,000
Terreno Realty Corp.	58,896	4,361,249

		14,743,253

Food & Staples Retailing - 1.4%
BJ’s Wholesale Club Holdings, Inc. (A)	80,108	5,416,102
Casey’s General Stores, Inc.	6,946	1,376,489
Performance Food Group Co. (A)	63,949	3,255,643

		10,048,234

Food Products - 2.1%
Darling Ingredients, Inc. (A)	85,919	6,906,169

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Hain Celestial Group, Inc. (A)	36,779	$ 1,265,198
J&J Snack Foods Corp.	17,104	2,652,830
John B Sanfilippo & Son, Inc.	15,298	1,276,465
Sanderson Farms, Inc.	9,414	1,765,031
Simply Good Foods Co. (A)	48,429	1,837,881

		15,703,574

Health Care Equipment & Supplies - 4.8%
AtriCure, Inc. (A)	26,220	1,721,867
CONMED Corp.	17,123	2,543,622
Globus Medical, Inc., Class A (A)	55,492	4,094,200
Haemonetics Corp. (A)	17,340	1,096,235
ICU Medical, Inc. (A)	19,038	4,238,620
Inari Medical, Inc. (A)	10,163	921,174
iRhythm Technologies, Inc. (A)	1,900	299,193
Lantheus Holdings, Inc. (A)	14,893	823,732
Merit Medical Systems, Inc. (A)	55,898	3,718,335
Nevro Corp. (A)	17,656	1,277,058
NuVasive, Inc. (A)	4,498	255,037
Penumbra, Inc. (A)	9,133	2,028,713
Quidel Corp. (A)	8,055	905,865
Shockwave Medical, Inc. (A)	19,771	4,099,714
STERIS PLC	11,554	2,793,411
Tandem Diabetes Care, Inc. (A)	39,847	4,633,808

		35,450,584

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. (A)	24,508	2,286,351
Amedisys, Inc. (A)	22,593	3,892,548
AMN Healthcare Services, Inc. (A)	51,599	5,383,324
Chemed Corp.	2,107	1,067,301
CorVel Corp. (A)	17,703	2,981,893
Ensign Group, Inc.	57,967	5,217,610
ModivCare, Inc. (A)	12,871	1,485,185
Molina Healthcare, Inc. (A)	14,347	4,786,016
Pennant Group, Inc. (A)	55,883	1,041,100
Surgery Partners, Inc. (A) (B)	27,851	1,533,197
US Physical Therapy, Inc.	22,365	2,224,199

		31,898,724

Health Care Technology - 1.2%
Certara, Inc. (A)	33,033	709,549
Inspire Medical Systems, Inc. (A)	14,563	3,738,177
Omnicell, Inc. (A)	33,209	4,300,233

		8,747,959

Hotels, Restaurants & Leisure - 6.5%
Bloomin’ Brands, Inc. (B)	71,071	1,559,298
Boyd Gaming Corp.	66,596	4,380,685
Choice Hotels International, Inc.	31,539	4,470,968
Churchill Downs, Inc.	26,018	5,770,272
Domino’s Pizza, Inc.	1,628	662,612
Everi Holdings, Inc. (A)	69,188	1,452,948
Hilton Grand Vacations, Inc. (A)	49,066	2,551,923
Papa John’s International, Inc.	32,253	3,395,596
Planet Fitness, Inc., Class A (A)	50,912	4,301,046
Red Rock Resorts, Inc., Class A	49,130	2,385,753
SeaWorld Entertainment, Inc. (A)	36,330	2,704,405
Six Flags Entertainment Corp. (A)	34,020	1,479,870
Texas Roadhouse, Inc.	42,948	3,596,036
Travel & Leisure Co.	48,872	2,831,644
Vail Resorts, Inc.	11,311	2,943,914
Wendy’s Co.	146,767	3,224,471

		47,711,441

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.0%
Cavco Industries, Inc. (A)	9,356	$ 2,253,393
Helen of Troy Ltd. (A) (B)	7,422	1,453,525
LGI Homes, Inc. (A)	14,893	1,454,748
Skyline Champion Corp. (A)	24,432	1,340,828
Tempur Sealy International, Inc.	127,011	3,546,147
TopBuild Corp. (A)	24,165	4,383,289

		14,431,930

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	40,493	1,478,399
Ormat Technologies, Inc.	3,565	291,724

		1,770,123

Insurance - 0.9%
Palomar Holdings, Inc. (A)	35,364	2,262,942
Primerica, Inc.	30,557	4,180,809

		6,443,751

Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	20,139	1,949,052

Internet & Direct Marketing Retail - 0.0% (C)
Xometry, Inc., Class A (A) (B)	8,152	299,586

IT Services - 2.5%
Broadridge Financial Solutions, Inc.	8,512	1,325,403
Euronet Worldwide, Inc. (A)	31,487	4,098,033
EVERTEC, Inc.	26,834	1,098,316
ExlService Holdings, Inc. (A)	33,033	4,732,638
Gartner, Inc. (A)	5,810	1,728,243
Kyndryl Holdings, Inc. (A)	38,676	507,429
MAXIMUS, Inc.	12,149	910,568
Perficient, Inc. (A)	27,182	2,992,466
Repay Holdings Corp. (A) (B)	33,794	499,137
Switch, Inc., Class A	24,744	762,610

		18,654,843

Leisure Products - 0.6%
Brunswick Corp.	50,064	4,049,677

Life Sciences Tools & Services - 2.9%
Adaptive Biotechnologies Corp. (A)	42,846	594,702
Bruker Corp.	17,807	1,144,990
Charles River Laboratories International, Inc. (A)	9,708	2,756,781
Maravai LifeSciences Holdings, Inc., Class A (A)	58,744	2,071,901
Medpace Holdings, Inc. (A)	30,099	4,923,895
NeoGenomics, Inc. (A)	98,649	1,198,585
Quanterix Corp. (A)	16,840	491,560
Repligen Corp. (A)	23,671	4,452,278
West Pharmaceutical Services, Inc.	9,312	3,824,532

		21,459,224

Machinery - 3.7%
Albany International Corp., Class A	31,537	2,659,200
Douglas Dynamics, Inc.	18,768	649,185
Evoqua Water Technologies Corp. (A)	11,200	526,176
Federal Signal Corp.	25,329	854,854
Graco, Inc.	18,962	1,322,031
John Bean Technologies Corp.	28,987	3,434,090
Kadant, Inc.	16,622	3,227,826
Lincoln Electric Holdings, Inc.	15,619	2,152,454
RBC Bearings, Inc. (A)	16,066	3,114,876
SPX Corp. (A)	40,932	2,022,450

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Terex Corp.	35,270	$ 1,257,728
Toro Co.	32,241	2,756,283
Watts Water Technologies, Inc., Class A	21,405	2,987,924

		26,965,077

Media - 1.4%
Cable One, Inc.	1,990	2,913,838
Nexstar Media Group, Inc., Class A	22,620	4,263,418
TechTarget, Inc. (A)	29,369	2,387,112
Thryv Holdings, Inc. (A) (B)	33,800	950,456

		10,514,824

Metals & Mining - 2.0%
Alcoa Corp.	96,454	8,683,754
Arconic Corp. (A)	39,541	1,013,040
Cleveland-Cliffs, Inc. (A)	162,802	5,243,852

		14,940,646

Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	42,115	1,740,613
Magnolia Oil & Gas Corp., Class A	179,044	4,234,391
Matador Resources Co.	30,344	1,607,625
PDC Energy, Inc.	33,705	2,449,679
Range Resources Corp. (A)	27,718	842,073
SM Energy Co.	50,100	1,951,395
Targa Resources Corp.	32,445	2,448,624
Texas Pacific Land Corp.	2,567	3,470,866

		18,745,266

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	49,666	3,085,252

Personal Products - 0.4%
BellRing Brands, Inc. (A)	54,409	1,255,760
Inter Parfums, Inc.	22,298	1,963,339

		3,219,099

Pharmaceuticals - 1.1%
Arvinas, Inc. (A)	20,486	1,378,708
Catalent, Inc. (A)	32,935	3,652,492
Pacira BioSciences, Inc. (A)	21,335	1,628,287
Reata Pharmaceuticals, Inc., Class A (A) (B)	4,687	153,546
Supernus Pharmaceuticals, Inc. (A)	31,460	1,016,787

		7,829,820

Professional Services - 3.2%
ASGN, Inc. (A)	41,177	4,805,768
Booz Allen Hamilton Holding Corp.	33,528	2,945,099
CACI International, Inc., Class A (A)	17,271	5,203,061
Exponent, Inc.	62,151	6,715,416
Insperity, Inc.	34,035	3,417,795

		23,087,139

Road & Rail - 1.4%
Landstar System, Inc.	15,112	2,279,343
Saia, Inc. (A)	23,628	5,760,979
XPO Logistics, Inc. (A)	25,460	1,853,488

		9,893,810

Semiconductors & Semiconductor Equipment - 6.1%
Axcelis Technologies, Inc. (A)	25,345	1,914,308
Azenta, Inc.	42,076	3,487,259
Cirrus Logic, Inc. (A)	21,787	1,847,320
Diodes, Inc. (A)	33,320	2,898,507
Entegris, Inc.	30,089	3,949,482

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc. (A)	77,354	$ 3,251,188
Kulicke & Soffa Industries, Inc. (B)	37,953	2,126,127
Lattice Semiconductor Corp. (A)	85,773	5,227,864
MaxLinear, Inc. (A)	56,331	3,286,914
MKS Instruments, Inc.	23,937	3,590,550
Monolithic Power Systems, Inc.	3,347	1,625,571
Onto Innovation, Inc. (A)	27,882	2,422,667
Power Integrations, Inc.	46,879	4,344,746
SiTime Corp. (A)	3,977	985,580
Synaptics, Inc. (A)	17,436	3,478,482

		44,436,565

Software - 9.9%
ACI Worldwide, Inc. (A)	88,918	2,800,028
Alarm.com Holdings, Inc. (A)	16,493	1,096,125
Altair Engineering, Inc., Class A (A)	30,078	1,937,023
Aspen Technology, Inc. (A)	17,553	2,902,740
Bill.com Holdings, Inc. (A)	5,462	1,238,727
Blackbaud, Inc. (A)	17,280	1,034,554
Box, Inc., Class A (A)	94,938	2,758,898
CDK Global, Inc.	53,800	2,618,984
CommVault Systems, Inc. (A)	38,235	2,536,892
Consensus Cloud Solutions, Inc. (A)	10,415	626,254
Descartes Systems Group, Inc. (A)	55,150	4,040,289
Digital Turbine, Inc. (A) (B)	53,153	2,328,633
DoubleVerify Holdings, Inc. (A)	20,601	518,527
Envestnet, Inc. (A)	38,009	2,829,390
Fair Isaac Corp. (A)	7,816	3,645,851
Fortinet, Inc. (A)	6,428	2,196,705
Manhattan Associates, Inc. (A)	40,050	5,555,335
nCino, Inc. (A)	6,907	283,049
NCR Corp. (A)	73,498	2,953,885
Paylocity Holding Corp. (A)	11,243	2,313,472
Pegasystems, Inc.	11,703	943,847
PTC, Inc. (A)	18,797	2,024,813
Qualys, Inc. (A)	30,085	4,284,405
Rapid7, Inc. (A)	27,716	3,083,128
Sapiens International Corp. NV	71,144	1,806,346
SPS Commerce, Inc. (A)	34,089	4,472,477
SS&C Technologies Holdings, Inc.	33,561	2,517,746
Teradata Corp. (A)	57,955	2,856,602
Tyler Technologies, Inc. (A)	5,504	2,448,674
Workiva, Inc. (A)	16,289	1,922,102

		72,575,501

Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A (A)	38,155	1,220,578
Academy Sports & Outdoors, Inc.	34,344	1,353,154
Asbury Automotive Group, Inc. (A)	21,205	3,397,041
Burlington Stores, Inc. (A) (B)	9,035	1,645,906
Dick’s Sporting Goods, Inc. (B)	18,010	1,801,360
Floor & Decor Holdings, Inc., Class A (A)	41,369	3,350,889
Murphy USA, Inc.	12,155	2,430,514
National Vision Holdings, Inc. (A)	42,347	1,845,059
RH (A)	3,879	1,264,903
Victoria’s Secret & Co. (A)	37,185	1,909,822

		20,219,226

Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc., Class A (A)	28,897	1,020,353

Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (A)	76,023	3,906,822
Crocs, Inc. (A)	53,427	4,081,823
Deckers Outdoor Corp. (A)	18,239	4,993,291

		12,981,936

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.4%
Herc Holdings, Inc.	16,186	$ 2,704,519
McGrath RentCorp	9,316	791,673
SiteOne Landscape Supply, Inc. (A)	26,738	4,323,267
Watsco, Inc.	7,856	2,393,252

		10,212,711

Water Utilities - 0.4%
Middlesex Water Co. (B)	29,597	3,112,716

Total Common Stocks (Cost $595,882,511)		727,925,796

MASTER LIMITED PARTNERSHIP - 0.2%
Independent Power & Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	19,428	1,619,518

Total Master Limited Partnership (Cost $1,557,200)		1,619,518

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	2,830,664	2,830,664

Total Other Investment Company (Cost $2,830,664)		2,830,664

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $6,765,086 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $6,900,441.	$ 6,765,086	6,765,086

Total Repurchase Agreement (Cost $6,765,086)		6,765,086

Total Investments (Cost $607,035,461)		739,141,064
Net Other Assets (Liabilities) - (0.6)%		(4,597,042)

Net Assets - 100.0%		$ 734,544,022

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$727,925,796	$—	$—	$727,925,796
Master Limited Partnership	1,619,518	—	—	1,619,518
Other Investment Company	2,830,664	—	—	2,830,664
Repurchase Agreement	—	6,765,086	—	6,765,086

Total Investments	$732,375,978	$6,765,086	$—	$739,141,064

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,660,888, collateralized by cash collateral of $2,830,664 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,343,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master Limited Partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6